INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
	Software	Trademarks	Customer relationships	Technology	Goodwill	Total
	USD thousands
Cost
Balance as of January 1, 2023	32,188	23,189	75,429	133,477	245,740	510,023
Exchange rate differences	25	485	455	272	874	2,111
Additions	15,187	-	-	-	-	15,187
Disposals	(12)	(23,674)	(1,845)	-	(262)	(25,793)

Balance as of December 31, 2023	47,388	-	74,039	133,749	246,352	501,528
Exchange rate differences	(68)	-	(139)	(380)	(526)	(1,113)
Additions	16,218	-	-	-	-	16,218
Disposals	(3,397)	-	-	-	-	(3,397)

Balance as of December 31, 2024	60,141	-	73,900	133,369	245,826	513,236

Amortization
Balance as of January 1, 2023	20,408	12,145	34,205	45,169	-	111,927
Exchange rate differences	15	355	353	157	-	880
Additions	7,172	11,174	12,407	21,499	-	52,252
Disposals	(12)	(23,674)	(1,845)	-	-	(25,531)
Balance as of December 31, 2023	27,583	-	45,120	66,825	-	139,528
Exchange rate differences	(49)	-	(146)	(214)	-	(409)
Additions	10,903	-	11,523	18,320	-	40,746
Disposals	(3,397)	-	-	-	-	(3,397)

Balance as of December 31, 2024	35,040	-	56,497	84,931	-	176,468

Carrying amounts
As of December 31, 2024	25,101	-	17,403	48,438	245,826	336,768
As of December31, 2023	19,805	-	28,919	66,924	246,352	362,000

* As of December 31, 2024, USD 500 thousand additions have not been paid in cash (2023: USD 61 thousand).